Capital Structure - 20F (Details) $ / shares in Units, $ in Thousands											1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	Aug. 10, 2016 USD ($) $ / shares shares	Oct. 21, 2015 USD ($) shares	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Mar. 12, 2015 USD ($) $ / shares shares	Dec. 19, 2014 USD ($) $ / shares shares	Sep. 29, 2014 USD ($) $ / shares shares	Jun. 24, 2014 USD ($) $ / shares shares	Mar. 19, 2010 USD ($) shares	Feb. 03, 2010 shares	Oct. 21, 2015 USD ($) Tranche shares	Jun. 30, 2011 $ / shares	Mar. 19, 2010 USD ($) $ / shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 07, 2015 $ / shares	Jan. 28, 2010 shares
Common Stock [Abstract]
Issuance of common stock (in shares)	1,180,000
Net proceeds from issuance of common stock | $	$ 4,080													$ 4,080	$ 10,691	$ 13,820	$ 3,204	$ 0
Price per share (in dollars per share) | $ / shares	$ 4.15
Warrants and Unit Purchase Option [Abstract]
Warrant exercise price (in dollars per share) | $ / shares												$ 19.80	$ 19.80
Warrants granted during period (in shares)									97,250	1,041,667
Fair value of warrants | $									$ 1,053				$ 1,053
Number of shares received upon exercise of warrant (in shares)																				0.0666667
Number of shares that can be purchased with outstanding warrants (in shares)																0	15,185
Preferred Stock [Abstract]
Preferred stock, shares issued (in shares)														0		0	0
Dividends [Abstract]
Common stock dividend declared (in dollars per share) | $ / shares																$ 0	$ 0	$ 0
Plaza Shipholding Corp. and Comet Shipholding Inc. [Member]
Common Stock [Abstract]
Issuance of common stock (in shares)							320,000	378,000
Net proceeds from issuance of common stock | $							$ 960	$ 1,134
Price per share (in dollars per share) | $ / shares							$ 3.00	$ 3.00
Jelco [Member]
Common Stock [Abstract]
Issuance of common stock (in shares)		3,476,520	2,655,740	3,889,980	5,000,100	888,000					10,022,240
Net proceeds from issuance of common stock | $		$ 3,129	$ 2,390	$ 3,501	$ 4,500	$ 1,110					$ 9,020
Price per share (in dollars per share) | $ / shares					$ 0.90	$ 1.25													$ 0.90
Number of tranches | Tranche											3
Chief Executive Officer [Member]
Common Stock [Abstract]
Issuance of common stock (in shares)					333,400
Net proceeds from issuance of common stock | $					$ 300
Price per share (in dollars per share) | $ / shares					$ 0.90